Contract liabilities and other advances	3 Months Ended
Mar. 31, 2022
Contract liabilities [abstract]
Contract liabilities and other advances	Contract liabilities and other advances

	March 31, 2022	December 31, 2021
	£’000	£’000
Within one year	39,458	29,962
More than one year	83,940	16,359
	123,398	46,321

A reconciliation of the movement in contract liabilities and other advances is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	March 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	56	(435)	—	1,510
Revenue generating collaborations	28,946	85,700	(6,975)	3	107,674
Joint operations	15,486	—	(1,272)	—	14,214
Total contract liabilities and other advances	46,321	85,756	(8,682)	3	123,398

Additions to contract liabilities during the three months ended March 31, 2022 include £74,242,000 invoiced to Sanofi relating to the collaboration initiated with that counterparty on January 4, 2022 and £11,434,000 invoiced to BMS comprising a $10,000,000 upfront payment relating to the fifth target in our second collaboration with that counterparty and a $5,000,000 payment relating to the extension of the Group’s first collaboration with BMS as described in note 4.

The Group expects to recognise its contract liabilities relating to revenue generating collaborations over the terms of the related collaborations, the longest of which extends to December 2027. As at December 31, 2021 the Group expected to recognise its contract liabilities relating to revenue generating collaborations over the period to September 2023.
15.Contract liabilities and other advances (continued)

	January 01, 2021	Additions	Acquired as part of acquisition	Recognised in the income statement	Foreign exchange	December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	2,336	1,198	114	(1,757)	(2)	1,889
Revenue generating collaborations	7,970	29,186	186	(8,393)	(3)	28,946
Joint operations	—	16,253	—	(767)	—	15,486
Total contract liabilities and other advances	10,306	46,637	300	(10,917)	(5)	46,321